Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Infrastructure costs
Property and equipment	£ 591	£ 417	£ 371
Depreciation and amortisation	438	470	403
Impairment of property, equipment and intangible assets	44	13	280
Total infrastructure costs	1,073	900	1,054
Administration and general expenses
Consultancy, legal and professional fees	422	403	390
Marketing and advertising	391	312	235
UK bank levy	149	150	134
Other administration and general expenses	4,793	4,014	3,616
Total administration and general expenses	5,755	4,879	4,375
Staff costs	5,591	5,192	4,456
Litigation and conduct	44	1,427	374
Operating expenses	£ 12,463	12,398	10,259
Cost of over-issuance of securities		£ 966	£ 220